Performance Management - International Realty Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the MSCI EAFE Index (net), over various time periods. The MSCI EAFE Index (net) is an equity index which captures large- and mid-capitalization companies in developed market countries excluding the U.S. and Canada and is net of dividend withholding taxes.In addition to the broad-based market index, the table shows performance of the FTSE EPRA Nareit Developed ex-U.S. Real Estate Index (net), an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets excluding the U.S. and is net of dividend withholding taxes. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348. The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The table following the bar chart reflects applicable sales charges, if any.
Performance Past Does Not Indicate Future [Text]	 Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the MSCI EAFE Index (net), over various time periods.
Performance One Year or Less [Text]	Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class.
Performance Additional Market Index [Text]	In addition to the broad-based market index, the table shows performance of the FTSE EPRA Nareit Developed ex-U.S. Real Estate Index (net), an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets excluding the U.S. and is net of dividend withholding taxes. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Class A Shares <br/>Annual Total Returns(1)
Bar Chart Closing [Text Block]	Highest quarterly return during this period:15.65%quarter endedJune 30, 2025Lowest quarterly return during this period:-23.50%quarter endedMarch 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R and Z shares will vary.Class F shares are currently not available for purchase. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Does Reflect Sales Loads	The table following the bar chart reflects applicable sales charges, if any.
Performance Table Uses Highest Federal Rate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R and Z shares will vary.
Performance Availability Website Address [Text]	www.cohenandsteers.com
Performance Availability Phone [Text]	(800) 330-7348
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return during this period:
Highest Quarterly Return	15.65%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return during this period:
Lowest Quarterly Return	(23.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020